Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Non-current Assets
Long-term deposits paid to vendors	¥ 1,319,816		¥ 653,030
Prepayments for purchase of property, plant and equipment	641,748		1,051,415
Deductible VAT input, non-current	454,359		263,390
Others	9,942		16,998
Less: Allowance for credit losses	(4,572)		(3,757)
Total	¥ 2,421,293	$ 351,054	¥ 1,981,076